UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2023

Date of reporting period:  December 31, 2022

Item 1. Report to Stockholders.

(a)

LK Balanced Fund

Institutional Class Shares – LKBLX

Semi-Annual Report
www.lkfunds.com	December 31, 2022

(This Page Intentionally Left Blank.)

LK Balanced Fund

January 31, 2023

Dear Fellow Shareholders,

A strong stock market in the fourth quarter of 2022 led to positive six-month performance during the second half of the year with the LK Balanced Fund returning 6.89% for the six months ending December 31, 2022, compared to 1.07% for the Lipper Balanced Funds Index.  Value, smaller-cap and commodity strategies were favored versus growth and momentum approaches.  Our balanced portfolio excelled in this environment.  Equity performance throughout the period continued to be the main driver of overall Fund performance.  Leading individual contributors to the Fund’s performance were Texas Pacific Land, Phillips 66 and Berkshire Hathaway, which collectively added about 4.5% to Fund performance. The largest detractors were Lumen Technologies, Warner Brothers Discovery and Microsoft, which subtracted about 1.1% from Fund performance.

As we end the first month of 2023 the positive momentum that started in late 2022 continues yet concerns about the U.S. economy and stubbornly sticky inflation persist.  General hope that the Federal Reserve will “pivot” and begin lowering interest rates later in 2023 provides much of the overall optimism.  Recent economic data has been mixed but early signs of a weakening consumer is cause for concern.  To us the key driver in 2023 and beyond is likely to be where interest rates go.  For the bond markets, and as with equity returns, we would think this depends almost entirely on how inflation evolves over the course of the year.  If inflation stays stubbornly high, rates will stay high as well, and if inflation drops expect rates to follow it down. If the economy weakens, and that weakness plays out as lower earnings, there may be defaults.  Companies that borrowed to the hilt when rates were low will now find themselves facing higher interest payments on that debt that they may not be able to make.

There are an awful lot of “ifs” and hope in the preceding paragraph.  Although we remain cognizant of the multitude of factors affecting the economy and overall markets, trying to predict which, if any, of the “ifs” will come to pass is not a long run recipe for success.  Rather we spend the majority of our time looking for companies whose businesses can weather various economic paths and purchase them when the price looks attractive.  To some extent we accept the uncertainty and volatility inherent in the overall stock market as cost of achieving long term returns.

After such a negative 2022, it seems only normal that markets want some positivity.  While we remain uncertain as to the direction of the overall market, we continue to believe old fashioned qualities like sustainable earnings, positive free cash flows and strong balance sheets will be the factors that will lead to stock outperformance in the future.

Thank you for your continued trust and confidence.

Sincerely,

Thomas J. Sudyka, Jr., CFA®	Bruce H. Van Kooten, CFA®

LK Balanced Fund

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments for a complete list of Fund holdings.

Earnings growth is not representative of the Fund’s future performance.

Mutual fund investing involves risk. Principal loss is possible. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies. Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk and duration risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner.

The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds. One cannot directly invest in an index.

LK Balanced Fund

Value of $50,000 Investment (Unaudited)

The chart assumes an initial investment of $50,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-698-1378. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of December 31, 2022

	One Year	Five Year	Ten Year	Since Inception
LK Balanced Fund(1)(2)	-5.57%	7.29%	7.39%	8.07%
S&P 500® Index(3)	-18.11%	9.42%	12.56%	10.37%
Bloomberg U.S.
Aggregate Bond Index(4)	-13.01%	0.02%	1.06%	5.36%
Lipper Balanced Funds Index(5)	-14.36%	4.62%	6.66%	7.60%

(1)	Fund commenced operations on July 1, 2012.
(2)
The performance data quoted for the period prior to July 1, 2012 is that of the L/K Limited Partnership #1 (the “Partnership”). The Partnership commenced operations on December 31, 1986. The Partnership was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Partnership’s performance might have been lower.

(3)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot investment directly in an index.
(4)
The Bloomberg U.S. Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to market size of each bond type.  One cannot invest directly in an index.

(5)	The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds. One cannot invest directly in an index.

LK Balanced Fund

The following is expense information for the LK Balanced Fund as disclosed in the Fund’s most recent prospectus dated October 28, 2022:

Gross Expenses: 1.38%; Net Expenses: 1.00%. Lawson Kroeker Investment Management, Inc. (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 28, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

LK Balanced Fund

Expense Example (Unaudited)
December 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 – December 31, 2022).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (7/1/2022)	Value (12/31/2022)	(7/1/2022 to 12/31/2022)
LK Balanced Fund Actual(2)	$1,000.00	$1,068.90	$5.21
LK Balanced Fund Hypothetical
(5% return before expenses)	1,000.00	1,020.16	5.09

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended December 31, 2022 of 6.89%.

LK Balanced Fund

Sector Allocation(1) (Unaudited)
December 31, 2022
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
December 31, 2022
(% of Net Assets)

Texas Pacific Land	5.5%
Berkshire Hathaway, Class A & B	4.5%
Thermo Fisher Scientific	3.6%
Hershey	3.4%
Arthur J. Gallagher	3.1%
Microsoft	3.0%
Phillips 66	2.9%
Johnson & Johnson	2.9%
Lincoln Electric Holdings	2.9%
Pfizer	2.8%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

LK Balanced Fund

Schedule of Investments (Unaudited)
December 31, 2022

Description	Shares	Value

COMMON STOCKS – 69.6%

Communication Services – 3.2%
Walt Disney*	7,000	$608,160
Warner Bros. Discovery*	29,000	274,920
		883,080

Consumer Discretionary – 5.9%
Alibaba Group Holding*	2,000	176,180
Gildan Activewear	19,000	520,600
LKQ	12,200	651,602
MarineMax*	9,000	280,980
		1,629,362

Consumer Staples – 4.0%
Crimson Wine Group*	30,810	172,844
Hershey	4,000	926,280
		1,099,124

Energy – 11.0%
Chevron	4,000	717,960
Phillips 66	7,700	801,416
Texas Pacific Land	650	1,523,750
		3,043,126

Financials – 15.8%
Aflac	10,000	719,400
Arthur J. Gallagher	4,500	848,430
Berkshire Hathaway, Class A*	2	937,422
Berkshire Hathaway, Class B*	1,000	308,900
Brookfield Asset Management, Class A*	5,250	150,517
Brookfield Corp.	21,000	660,660
Cullen/Frost Bankers	5,500	735,350
		4,360,679

Health Care – 12.4%
DaVita*	6,000	448,020
Gilead Sciences	5,000	429,250
Johnson & Johnson	4,500	794,925
Pfizer	15,000	768,600
Thermo Fisher Scientific	1,800	991,242
		3,432,037

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2022

Description	Shares	Value

COMMON STOCKS – 69.6% (CONTINUED)

Industrials – 8.7%
Aerojet Rocketdyne Holdings*	10,000	$559,300
Boeing*	2,050	390,504
Canadian Pacific Railway	8,652	645,353
Lincoln Electric Holdings	5,500	794,695
		2,389,852

Information Technology – 4.1%
Keysight Technologies*	1,700	290,819
Microsoft	3,500	839,370
		1,130,189

Materials – 3.1%
Orion Engineered Carbons	14,000	249,340
Vulcan Materials	3,500	612,885
		862,225

Real Estate – 1.4%
Weyerhaeuser – REIT	12,800	396,800
Total Common Stocks
(Cost $8,564,733)		19,226,474

	Par

CORPORATE BONDS – 21.9%

Communication Services – 1.1%
TWDC Enterprises 18
3.000%, 02/13/2026	$325,000	308,431

Consumer Discretionary – 3.9%
Genuine Parts
1.750%, 02/01/2025	500,000	467,546
Newell Rubbermaid
3.900%, 11/01/2025	250,000	225,371
Tractor Supply
1.750%, 11/01/2030	500,000	386,164
		1,079,081

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2022

Description	Par	Value

CORPORATE BONDS – 21.9% (CONTINUED)

Financials – 5.2%
Charles Schwab
5.375%, 06/01/2025	$500,000	$491,500
Old Republic International
3.875%, 08/26/2026	500,000	474,597
Prudential Financial
5.125%, 03/01/2052	500,000	455,680
		1,421,777

Health Care – 3.5%
Cardinal Health, Inc.
3.500%, 11/15/2024	500,000	485,951
Laboratory Corporation of America Holdings
3.600%, 02/01/2025	500,000	484,664
		970,615

Industrials – 5.2%
Boeing
2.196%, 02/04/2026	500,000	455,329
General Electric
8.099% (Quarterly LIBOR USD + 3.330%), Perpetual (a)	500,000	493,096
Hexcel
4.950%, 08/15/2025 (b)	250,000	244,334
Keysight Technologies
4.550%, 10/30/2024	250,000	246,468
		1,439,227

Information Technology – 1.3%
Corning
7.530%, 03/01/2023	110,000	110,225
KLA Tencor
4.650%, 11/01/2024	250,000	249,543
		359,768

Utilities – 1.7%
Black Hills
1.037%, 08/23/2024	500,000	466,813
Total Corporate Bonds
(Cost $6,424,049)		6,045,712

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2022

Description	Par	Value

UNITED STATES GOVERNMENT BONDS – 5.3%
United States Treasury Bonds
0.125%, 01/31/2023	$500,000	$498,495
0.125%, 04/30/2023	500,000	493,133
1.375%, 09/30/2023	500,000	487,832
Total United States Government Bonds
(Cost $1,482,659)		1,479,460
MUNICIPAL BOND – 1.9%
Iowa – 1.9%
City of Coralville
7.500%, 06/01/2028
(Cost $546,339)	500,000	513,304

	Shares
SHORT-TERM INVESTMENT – 4.8%
First American Government Obligations, Class Z, 4.059% (c)
(Cost 1,324,715)	1,324,715	1,324,715
Total Investments – 103.5%
(Cost $18,342,495)		28,589,665
Other Assets and Liabilities, Net – (3.5)%		(973,604)
Total Net Assets – 100.0%		$27,616,061

REIT – Real Estate Investment Trust
*	Non-income producing security.
(a)	Variable Rate Security. The rate shown is the effective rate as of December 31, 2022.
(b)	Step-up bond. The rate shown is the effective rate as of December 31, 2022.
(c)	The rate shown is the annualized seven-day effective yield as of December 31, 2022.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive Property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

LK Balanced Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2022

ASSETS:
Investments, at value
(Cost: $18,342,495)	$28,589,665
Dividends & interest receivable	71,742
Prepaid expenses	2,636
Cash	2,499
Total Assets	28,666,542

LIABILITIES:
Payable for capital shares redeemed	1,000,025
Payable for fund administration & accounting fees	11,664
Payable for audit fees	9,857
Payable to investment adviser	8,192
Payable for printing & mailing	6,794
Payable for trustee fees	4,713
Payable for transfer agent fees & expenses	4,657
Payable for compliance fees	2,545
Payable for custody fees	967
Accrued expenses	1,067
Total liabilities	1,050,481

NET ASSETS	$27,616,061

NET ASSETS CONSIST OF:
Paid-in capital	$17,248,361
Total distributable earnings	10,367,700
Net Assets	$27,616,061

Shares issued and outstanding(1)	544,475

Net asset value, redemption price and offering price per share	$50.72

(1) Unlimited shares authorized, without par value.

See Notes to the Financial Statements

LK Balanced Fund

Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2022

INVESTMENT INCOME:
Dividend income	$144,812
Less: Foreign taxes withheld	(2,400)
Interest income	158,704
Total investment income	301,116

EXPENSES:
Investment adviser fees (See Note 4)	108,400
Fund administration & accounting fees (See Note 4)	41,370
Transfer agent fees & expenses (See Note 4)	13,062
Audit fees	9,857
Trustee fees	8,943
Compliance fees (See Note 4)	7,544
Legal fees	4,639
Other expenses	3,496
Federal & state registration fees	3,122
Custody fees (See Note 4)	2,760
Postage & printing fees	2,621
Insurance	1,195
Total expenses before waiver	207,009
Less: waiver from investment adviser (See Note 4)	(62,476)
Net expenses	144,533

NET INVESTMENT INCOME	156,583

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(36,056)
Net change in unrealized appreciation/depreciation on investments	1,785,012
Net realized and unrealized gain on investments	1,748,956

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,905,539

See Notes to the Financial Statements

LK Balanced Fund

Statements of Changes in Net Assets

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
OPERATIONS:
Net investment income	$156,583	$260,325
Net realized gain (loss) on investments	(36,056)	1,604,288
Net change in unrealized appreciation/depreciation on investments	1,785,012	(4,094,807)
Net increase (decrease) in net assets resulting from operations	1,905,539	(2,230,194)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	222,403	986,074
Proceeds from reinvestment of distributions	1,084,052	3,169,180
Payments for shares redeemed	(2,223,399)	(1,366,639)
Net increase (decrease) in net assets resulting
from capital share transactions	(916,944)	2,788,615

DISTRIBUTIONS TO SHAREHOLDERS	(1,084,052)	(3,169,180)

TOTAL DECREASE IN NET ASSETS	(95,457)	(2,610,759)

NET ASSETS:
Beginning of period	27,711,518	30,322,277
End of period	$27,616,061	$27,711,518

See Notes to the Financial Statements

LK Balanced Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value,
beginning of period	$49.26		$59.34	$45.19	$50.19	$49.41	$44.84

INVESTMENT OPERATIONS:
Net investment income	0.29		0.49	0.56	0.61	0.65	0.65
Net realized and unrealized
gain (loss) on investments	3.14		(4.29)	16.63	(4.01)	3.26	4.95
Total from
investment operations	3.43		(3.80)	17.19	(3.40)	3.91	5.60

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.56)	(0.52)	(0.64)	(0.82)	(0.81)
Net realized gains	(1.71)		(5.72)	(2.52)	(0.96)	(2.31)	(0.22)
Total distributions	(1.97)		(6.28)	(3.04)	(1.60)	(3.13)	(1.03)

Net asset value, end of period	$50.72		$49.26	$59.34	$45.19	$50.19	$49.41

TOTAL RETURN(1)	6.89	%(3)	-7.50%	39.33%	-7.12%	9.06%	12.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$27.6		$27.7	$30.3	$23.7	$29.6	$27.1

Ratio of expenses
to average net assets:
Before expense waiver(2)	1.43	%(4)	1.38%	1.49%	1.45%	1.36%	1.36%
After expense waiver(2)	1.00	%(4)	1.00%	1.00%	1.00%	1.00%	1.00%

Ratio of net investment income
to average net assets:
After expense waiver(2)	1.08	%(4)	0.86%	1.02%	1.18%	1.32%	1.29%

Portfolio turnover rate	8	%(3)	14%	21%	4%	8%	10%

(1)	Total return would have been lower had the Adviser not waived a portion of its fees.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Not Annualized.
(4)	Annualized.

See Notes to the Financial Statements

LK Balanced Fund

Notes to the Financial Statements (Unaudited)
December 31, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.  Prior to July 1, 2012, the Fund’s investment adviser managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The limited partnership, which incepted on December 31, 1986, converted into, and the Fund commenced operations in the Trust on, July 1, 2012.  The Fund currently offers one class, the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the period ended December 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the period ended December 31, 2022, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended June 30, 2019.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2022

Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETF”s) and real estate investment trusts (“REIT”s), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Fixed income securities are categorized in Level 2 of the fair value hierarchy.

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2022

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV.  Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Lawson Kroeker Investment Management, Inc. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$19,226,474	$—	$—	$19,226,474
Corporate Bonds	—	6,045,712	—	6,045,712
United States Government Bonds	—	1,479,460	—	1,479,460
Municipal Bond	—	513,304	—	513,304
Short-Term Investment	1,324,715	—	—	1,324,715
Total Investments in Securities	$20,551,189	$8,038,476	$—	$28,589,665

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Lawson Kroeker Investment Management, Inc. (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive an annual advisory fee equal to 0.75% of the Fund’s average daily net assets on a monthly basis.

The Fund’s Adviser has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated within a year after the effective date of the Fund’s Prospectus. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
January 2023 – June 2023	$62,218
July 2023 – June 2024	$133,920
July 2024 – June 2025	$115,812
July 2025 – December 2025	$62,476

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2022

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees incurred by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended December 31, 2022, are disclosed in the Statement of Operations.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	December 31, 2022	June 30, 2022
Shares sold	4,304	18,275
Shares issued to holders in reinvestment of dividends	20,895	57,695
Shares redeemed	(43,284)	(24,433)
Net increase (decrease) in shares outstanding	(18,085)	51,537

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2022, were as follows:

U.S. Government Securities		Other Securities
Purchases	Sales	Purchases	Sales
$487,160	$—	$1,132,201	$3,589,405

7.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2022, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross	Net Unrealized	Federal Income
Appreciation	Depreciation	Appreciation	Tax Cost
$10,577,797	$(2,115,634)	$8,462,163	$19,256,951

At June 30, 2022, components of distributable earnings on a tax-basis were as follows:

Undistributed	Undistributed		Total
Ordinary	Long-Term	Net Unrealized	Distributable
Income	Capital Gains	Appreciation	Earnings
$143,667	$940,383	$8,462,163	$9,546,213

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2022

As of June 30, 2022, the Fund’s most recently completed fiscal year end, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended June 30, 2022, the Fund did not defer, on a tax basis, any qualified late year losses.

The tax character of distributions paid during the period ended December 31, 2022, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$143,667	$940,385	$1,084,052

The tax character of distributions paid during the year ended June 30, 2022, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$309,526	$2,859,654	$3,169,180

* For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

8.  GENERAL RISK

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

LK Balanced Fund

Additional Information (Unaudited)
December 31, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-698-1378.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-698-1378.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

LK Balanced Fund

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Lawson Kroeker Investment Management, Inc.
1926 South 67th Street, Suite 201
Omaha, NE 68106

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI, 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-698-1378.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    March 9, 2023

By (Signature and Title)*    /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    March 9, 2023

* Print the name and title of each signing officer under his or her signature.